Nature of the Business (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Nov. 05, 2021	Sep. 30, 2025	Dec. 31, 2024	Jan. 24, 2025	Jan. 23, 2025	Dec. 31, 2023	Apr. 25, 2023	Oct. 20, 2022	Oct. 19, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of minerals			$ 100,000	$ 106,000	$ 106,000
Description of reverse stock split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
Common stock, shares authorized				100,000,000	100,000,000	100,000,000	4,500,000,000	100,000,000		4,500,000,000	600,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized				10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized						100,000,000	4,500,000,000
Common stock, par value						$ 0.001
Preferred stock, shares authorized						10,000,000
Preferred stock, par value						$ 0.001
Mountain Sage Minerals L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage									100.00%
Sage Minerals LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage									100.00%